Leases	12 Months Ended
Sep. 30, 2014
Leases [Abstract]
Leases
4.	Leases.

At September 30, 2014, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,087
Commercial property	250,056
285,143
less accumulated depreciation and depletion	66,920
$218,223

The minimum future straight-lined rentals due the Company on noncancelable leases as of September 30, 2014 are as follows: 2015 - $22,240,000; 2016 - $18,584,000; 2017 - $15,824,000; 2018 - $12,885,000; 2019 - $9,525,000; 2020 and subsequent years $33,804,000.

The Company leases certain assets under operating leases, which primarily consist of real estate leases for the corporate office and some of our terminal locations. Certain operating leases provide for renewal options, which can vary by lease and are typically offered at their fair rental value. The Company has not made any residual value guarantees related to its operating leases; therefore, there is no corresponding liability recorded on the Balance Sheets.

Future minimum annual lease payments for assets under operating leases as of September 30, 2014 are as follows (in thousands):

Fiscal Year	Total
2015	$393
2016	278
2017	278
2018	278
2019	278
Thereafter	995
Total minimum lease payments	$2,500

Aggregate expense under operating leases was $738,000, $634,000 and $583,000 for 2014, 2013 and 2012, respectively. Certain operating leases include rent escalation provisions, which are recognized as expense on a straight-line basis.